INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Ownership interest and book value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Book value	$ 1,410	$ 2,042
Renting Automayor S.A.S.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 945	$ 2,042
Rentek S.A.S
Disclosure of joint ventures [line items]
Ownership interest	50.00%
Book value	$ 465